Investment in Direct Financing Leases (Investment in Direct Financing Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Leases Disclosure [Line Items]
Total Minimum lease payments to be received	¥ 1,366,454	¥ 1,410,512
Less: Estimated executory costs	(57,600)	(63,456)
Minimum lease payments receivable	1,308,854	1,347,056
Estimated residual value	31,338	30,620
Initial direct costs	5,557	5,866
Unearned lease income	(155,613)	(167,088)
Investment in Direct Financing Leases	¥ 1,190,136	¥ 1,216,454